UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GEM Realty Advisors, L.L.C
Address: 900 N. Michigan Avenue
         Suite 1450
         Chicago, IL  60611

13F File Number:  28-10863

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael A. Elrad
Title:     Vice President
Phone:     (312) 915 - 2864

Signature, Place, and Date of Signing:

     /s/ Michael A. Elrad     Chicago, IL/USA     March 16, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $502,406 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANNALY CAP MGMT INC            COM              035710409     4450   280400 SH       SOLE                   280400        0        0
AVALONBAY CMNTYS INC           COM              053484101     6464   106700 SH       SOLE                   106700        0        0
BOSTON PROPERTIES INC          COM              101121101    16704   303700 SH       SOLE                   303700        0        0
BRE PROPERTIES INC             NOTE 4.125% 8/1  05564EBH8    10253 13500000 SH       SOLE                 13500000        0        0
CENTEX CORP                    COM              152312104      849    79800 SH       SOLE                    79800        0        0
DEVELOPERS DIVERSIFIED RLTY    NOTE 3.000% 3/1  251591AS2     8566 20000000 SH       SOLE                 20000000        0        0
ESSEX PPTY TR INC              COM              297178105    32181   419300 SH       SOLE                   419300        0        0
KIMCO REALTY CORP              COM              49446R109    17061   933300 SH       SOLE                   933300        0        0
LENNAR CORP                    CL A             526057104    56941  6567600 SH       SOLE                  6567600        0        0
M D C HLDGS INC                COM              552676108    26822   885200 SH       SOLE                   885200        0        0
MARRIOTT INTL INC NEW          CL A             571903202    37535  1929800 SH       SOLE                  1929800        0        0
MFA MTG INVTS INC              COM              55272X102    20240  3436400 SH       SOLE                  3436400        0        0
POST PPTYS INC                 COM              737464107      787    47700 SH       SOLE                    47700        0        0
PROLOGIS                       NOTE 2.250% 4/0  743410AQ5    21540 47000000 SH       SOLE                 47000000        0        0
PUBLIC STORAGE                 COM              74460D109    30282   380900 SH       SOLE                   380900        0        0
RECKSON OPER PARTNERSHIP L P   DEB 4.000% 6/1   75621LAJ3     2543  3000000 SH       SOLE                  3000000        0        0
REGENCY CTRS CORP              COM              758849103    25377   543400 SH       SOLE                   543400        0        0
RYLAND GROUP INC               COM              783764103    35071  1984800 SH       SOLE                  1984800        0        0
SBA COMMUNICATIONS CORP        COM              78388J106     7496   459300 SH       SOLE                   459300        0        0
SENIOR HSG PPTYS TR            SH BEN INT       81721M109     1926   107500 SH       SOLE                   107500        0        0
SIMON PPTY GROUP INC NEW       COM              828806109     7970   150000 SH       SOLE                   150000        0        0
STARWOOD HOTELS&RESORTS WRLD   COM              85590A401    55859  3120600 SH       SOLE                  3120600        0        0
SUNSTONE HOTEL INVS INC NEW    COM              867892101     5629   909400 SH       SOLE                   909400        0        0
TOLL BROTHERS INC              COM              889478103     8488   396100 SH       SOLE                   396100        0        0
VENTAS INC                     COM              92276F100     1323    39400 SH       SOLE                    39400        0        0
VORNADO RLTY L P               DBCV 3.625%11/1  929043AE7    10492 13000000 SH       SOLE                 13000000        0        0
VORNADO RLTY TR                SH BEN INT       929042109    43941   728100 SH       SOLE                   728100        0        0
VORNADO RLTY TR                DBCV 2.850% 4/0  929042AC3     5616  7500000 SH       SOLE                  7500000        0        0